Reconciliation of Real Estate Properties (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Held for sale	$ 42,949		$ 42,949		$ 5,898	$ 9,634	$ 2,807
Impairment	1,481	320	3,584	7,448	10,923	18,992	37,497
Real Estate Investment Property, Net	2,865,232		2,865,232		2,874,486	2,867,302
Land, Buildings and Improvements
Real Estate and Accumulated Depreciation [Line Items]
Balance at the beginning of the year				3,272,728	3,272,728	3,299,442	3,342,461
Acquisitions					159,112	36,227
Held for sale reclassed as held for investment							2,736
Dispositions of land, buildings, and improvements					(49,201)	(34,453)	(5,139)
Held for sale					(6,433)	(10,034)	(3,161)
Impairment					(10,782)	(18,454)	(37,455)
Gross Real Estate Balance at close of the year					3,365,424	3,272,728	3,299,442
Balance at the beginning of the year				(405,426)	(405,426)	(319,946)	(226,391)
Depreciation expense					(94,020)	(93,673)	(94,606)
Held for sale reclassed as held for investment
Dispositions of land, buildings, and improvements					7,414	6,712	697
Held for sale					1,094	1,481	354
Balance at close of the year					(490,938)	(405,426)	(319,946)
Real Estate Investment Property, Net					$ 2,874,486	$ 2,867,302	$ 2,979,496